FINANCIAL INSTRUMENTS AND FAIR VALUE DISCLOSURES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative financial instruments	$ 471	$ 767
Marfin Egnatia Bank Interest Rate Swap [Member]
Derivative, Inception Date	Sep. 02, 2009
Derivative, Maturity Date	Sep. 02, 2014
Derivative, Notional Amount	37,400
Derivative, Fixed Interest Rate	4.08%
Derivative, Description of Variable Rate Basis	3-month LIBOR
Derivative financial instruments	$ 471	$ 767